Financial Risk Management (Tables)	6 Months Ended
Sep. 30, 2025
Financial Risk Management [Abstract]
Schedule of Level in Fair Value Hierarchy	Disclosures of level in fair value hierarchy:
	Fair value measurements using
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
As of September 30, 2025 (Unaudited)
Digital assets	378,969,693	—	—	378,969,693
Listed equity securities	24,047,596	—	—	24,047,596
Listed futures contracts	1,001	—	—	1,001
Unlisted equity securities	—	—	200,001	200,001
Digital assets payable	—	—	(209,397,582)	(209,397,582)
Digital assets payable-related party	—	—	(42,476,346)	(42,476,346)
Total	403,018,290	—	(251,673,927)	151,344,363

As of March 31, 2025 (Audited)
Digital assets	221,162,809	—	—	221,162,809
Listed equity securities	13,538,564	—	—	13,538,564
Listed futures contracts	1,005	—	—	1,005
Unlisted equity securities	—	—	240,001	240,001
Investments in funds	79	—	—	79
Digital assets payable	—	—	(138,224,157)	(138,224,157)
Digital assets payable – related party	—	—	(10,702,814)	(10,702,814)
Total	234,702,457	—	(148,686,970)	86,015,487

Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities

The following are the contractual undiscounted cash outflows of non-derivative financial liabilities:

	Within 1 year	Over 1 year	Total
	US$	US$	US$
As of September 30, 2025 (Unaudited)
Non-derivative financial liabilities
Account and other payables	5,026,079	—	5,026,079
Lease liabilities	118,449	—	118,449
Total	5,144,528	—	5,144,528

As of March 31, 2025 (Audited)
Non-derivative financial liabilities
Account and other payables	7,014,157	—	7,014,157
Lease liabilities	212,689	—	212,689
Total	7,226,846	—	7,226,846